10. Accounts Receivable Concessions (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable Concessions Details 3Abstract
Bonus from the grant, beginning	R$ 606,479	R$ 586,706
Transfers to electricity grid use charges - customers	(66,693)	(62,387)
Interest	85,986	82,160
Bonus from the grant, ending	R$ 625,772	R$ 606,479